Shareholders' equity (deficiency) - Common shares and warrants (Details) $ / shares in Units, $ in Thousands														2 Months Ended	12 Months Ended
	Nov. 03, 2020 CAD ($) $ / shares shares	Oct. 26, 2020 Y $ / shares	Sep. 30, 2020 CAD ($) shares	Jul. 16, 2020 Y $ / shares shares	Jan. 02, 2020 $ / shares shares	Oct. 23, 2019 USD ($) shares	Sep. 29, 2019 CAD ($) Y $ / shares	Jun. 19, 2019 CAD ($) $ / shares shares	May 28, 2019 CAD ($) $ / shares shares	May 15, 2019 CAD ($) $ / shares shares	Jan. 07, 2019 CAD ($) $ / shares shares	Jan. 03, 2019 CAD ($)	Dec. 17, 2018 CAD ($) shares	Jun. 15, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares	Oct. 31, 2020 shares	Oct. 23, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Number of units issued											97,400		2,244,367
Issuance price per unit | $ / shares											$ 0.58
Gross proceeds | $											$ 56,492	$ 5,800	$ 1,301,733		$ 12,076,380	$ 3,722,472
Share issue related cost paid in cash | $															$ 1,640,052	$ 106,395
Number of common shares that each unit entitles											1
Number of common share purchase warrant that each unit entitles											1
Number of common shares that each common share purchase warrant entitles											1
Exercise price of common share purchase warrant | $ / shares											$ 0.85				$ 1.52
Number of options exercised															2,118,000	1,384,000
Number of warrants exercised															(7,060,617)
Net proceeds from exercise of options | $															$ 759,400	$ 306,360
Proceeds from warrants exercise | $															5,623,322	0
Ascribed value from contributed surplus | $															(759,400)	$ (306,360)
Equity component allocated to share capital | $															827,560
Number of Class A common shares authorized to be repurchased																	67,500,000
Number of Class A common shares repurchased and cancelled														1,285,000
Weighted average share price of Class A common shares | $ / shares														$ 0.75
Total cash consideration for repurchase and cancellation of Class A common shares | $														$ 964,391	964,391
Commission for repurchase and cancellation of Class A common shares | $														12,845
Excess of total consideration over the carrying amount of Class A common shares | $															$ 964,391
Percentage of total share capital that can be granted as stock options per person															5.00%
Number of options granted															2,810,000	400,000
Exercise price of stock options granted | $ / shares															$ 4.23	$ 0.51
Vesting percentage				25.00%
Share-based compensation | $															$ 4,244,608	$ 171,807
Stock-based compensation expense to be amortized | $															$ 3,904,882	81,884
Vesting of first 660,000 stock options
Disclosure of classes of share capital [line items]
Vesting percentage				50.00%
At the date of the grant
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%			50.00%
At the first anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%			50.00%
At the second anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%
At the third anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%
Consultants
Disclosure of classes of share capital [line items]
Percentage of total share capital that can be granted as stock options per person															2.00%
Mr. Rodney Beveridge, Director & Ms. Rodayna Kafal, Director & Vice President
Disclosure of classes of share capital [line items]
Exercise price of stock options granted | $ / shares		$ 4.00
Term of stock options granted | Y		5
Mr. Rodney Beveridge, Director
Disclosure of classes of share capital [line items]
Number of options granted		200,000
Ms. Rodayna Kafal, Director & Vice President
Disclosure of classes of share capital [line items]
Number of options granted		50,000
Exercise price of stock options granted | $ / shares				$ 4.41
Director
Disclosure of classes of share capital [line items]
Number of options granted				1,700,000
Number of common shares entitled to purchase				1,700,000
Vesting percentage				25.00%
Employees
Disclosure of classes of share capital [line items]
Number of options granted				760,000
Number of common shares entitled to purchase				760,000
Exercise price of stock options granted | $ / shares				$ 4.41
Term of stock options granted | Y				5
Vesting percentage				50.00%
Employees | Vesting of first 660,000 stock options
Disclosure of classes of share capital [line items]
Number of options that will vest				660,000
Employees | Vesting of remaining 100,000 stock options
Disclosure of classes of share capital [line items]
Number of options that will vest					100,000
Employees | At the date of the grant
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%
Board of Director, in his capacity of Chair of the Audit Committee of the Corporation
Disclosure of classes of share capital [line items]
Number of options granted				100,000
Exercise price of stock options granted | $ / shares					$ 0.45
Term of stock options granted					5
Members of the Board of Directors and the Acting Chief Financial Officer
Disclosure of classes of share capital [line items]
Number of options granted							400,000
Exercise price of stock options granted | $ / shares							$ 0.51
Term of stock options granted | Y							5
Fair value of stock options | $							$ 0.34
2020 Convertible loan
Disclosure of classes of share capital [line items]
Loan amount converted | $			$ 827,560
Conversion of loan into shares (in shares)			3,225,000
Contributed Surplus
Disclosure of classes of share capital [line items]
Ascribed value from contributed surplus | $															$ 484,807	$ 287,350
Equity portion of convertible debentures
Disclosure of classes of share capital [line items]
Equity component allocated to share capital | $															(98,422)
Equity portion of convertible debentures | 2020 Convertible loan
Disclosure of classes of share capital [line items]
Equity component allocated to share capital | $			$ 98,422
Deficit
Disclosure of classes of share capital [line items]
Excess of total consideration over the carrying amount of Class A common shares | $														$ 538,021	$ 538,021
Bought-deal short form prospectus offering
Disclosure of classes of share capital [line items]
Number of units issued	3,354,550
Issuance price per unit | $ / shares	$ 3.60
Gross proceeds | $	$ 12,076,380
Share issue related cost paid in cash | $	$ 1,640,052
Share issue related costs paid in compensation options	191,414
Number of units that each compensation option entitles	1
Exercise price of compensation option | $ / shares	$ 3.60
Number of common shares that each unit entitles	1
Number of common share purchase warrant that each unit entitles	1
Number of common shares that each common share purchase warrant entitles	1
Exercise price of common share purchase warrant | $ / shares	$ 4.50
Term of common share purchase warrant	24 months
Number of days by which the term of the common share purchase warrants can be accelerated by notice	30 days
VWAP Requirement, Share price trigger | $ / shares	$ 6.75
VWAP Requirement, Number of consecutive trading days	20 days
Non-brokered private placement
Disclosure of classes of share capital [line items]
Number of units issued						300,000		1,000,000	2,024,500	2,996,500
Issuance price per unit | $ / shares								$ 0.58	$ 0.58	$ 0.58								$ 0.56
Gross proceeds						$ 168		$ 580,000	$ 1,174,210	$ 1,737,970
Share issue related cost paid in cash | $								$ 23,200	$ 40,600	$ 42,595
Number of common shares that each unit entitles								1	1	1								1
Number of common share purchase warrant that each unit entitles								1	1	1								(0.75)
Number of common shares that each common share purchase warrant entitles								1	1	1								1
Exercise price of common share purchase warrant | $ / shares								$ 0.85	$ 0.85	$ 0.85								$ 0.75
Term of common share purchase warrant						15 months